Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 39,685	$ 5,438	¥ (30,788)	¥ 194,288
Equity in loss (earning) of subsidiaries	(54,431)	(7,457)	4,915	(198,340)
Change in fair value of warrant liabilities			(170)	(10,776)
Change in fair value of contingent consideration			5,624	(13,071)
Share based compensation	10,579	1,449	13,637	11,954
Changes in operating assets and liabilities
Prepaid expense and other current assets	(266)	(36)	425	72
Accrued expenses and other current liabilities	72	10	254	(662)
Net cash used in operating activities	(4,361)	(596)	(6,103)	(16,535)
Cash flows from financing activities
Due to related parties	(17,406)	(2,386)	29,294	35,771
Share repurchase	(736)	(101)	(2,734)	(16,482)
Net cash provided by (used in) financing activities	(18,142)	(2,487)	26,560	19,289
Net increase (decrease) in cash and cash equivalents	(22,503)	(3,083)	20,457	2,754
Cash and cash equivalents at beginning of the year	23,584	3,231	3,127	373
Cash and cash equivalents at end of the year	¥ 1,081	$ 148	¥ 23,584	¥ 3,127